Other operating income and expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Other operating income [Abstract]
Grants (Note 16)	$ 44,364	$ 44,449
Insurance proceeds and other	10,496	13,148
Total	54,860	57,597
Other operating expenses [Abstract]
Raw materials and consumables used	(13,710)	(64,756)
Leases and fees	(8,571)	(6,451)
Operation and maintenance	(106,118)	(117,750)
Independent professional services	(28,096)	(27,297)
Supplies	(45,678)	(25,270)
Insurance	(34,446)	(33,943)
Levies and duties	(13,596)	(25,948)
Other expenses	(11,220)	(19,458)
Total	$ (261,435)	$ (320,873)